Condensed Schedule of Investments	12 Months Ended
	Dec. 31, 2016 USD ($) Contracts	Dec. 31, 2015 USD ($) Contracts
U.S. Treasury Bills [Member]
Schedule of Investments [Line Items]
Investment, Fair Value	$ 74,963,484	$ 120,980,413
U.S. Treasury Bills [Member] | U.S. Treasury Bills, 0.43% [Member]
Schedule of Investments [Line Items]
Investment, Face amount	$ 75,000,000
Investment, Maturity Date	Feb. 09, 2017
Investment, Fair Value	$ 74,963,484
% of Partners' Capital	57.62%
U.S. Treasury Bills [Member] | U.S. Treasury Bills, 0.015% [Member]
Schedule of Investments [Line Items]
Investment, Face amount		$ 121,000,000
Investment, Maturity Date		Mar. 03, 2016
Investment, Fair Value		$ 120,980,413
% of Partners' Capital		68.04%
Futures Contracts [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts	$ 2,681,939	$ 1,902,324
% of Partners' Capital	2.06%	1.07%
Futures Contracts [Member] | Contracts Purchased [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts	$ 1,579,836	$ (1,306,945)
% of Partners' Capital	1.21%	(0.74%)
Futures Contracts [Member] | Contracts Purchased [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts	1,173	586
Net unrealized appreciation (depreciation) on open contracts	$ 24,761	$ 230,166
% of Partners' Capital	0.02%	0.13%
Futures Contracts [Member] | Contracts Purchased [Member] | Equity [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts	1,723	864
Net unrealized appreciation (depreciation) on open contracts	$ 740,530	$ (496,959)
% of Partners' Capital	0.56%	(0.28%)
Futures Contracts [Member] | Contracts Purchased [Member] | Currencies [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts	111	50
Net unrealized appreciation (depreciation) on open contracts	$ 62,192	$ (32,105)
% of Partners' Capital	0.05%	(0.02%)
Futures Contracts [Member] | Contracts Purchased [Member] | Interest Rates [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts	1,577	3,827
Net unrealized appreciation (depreciation) on open contracts	$ 752,353	$ (1,008,047)
% of Partners' Capital	0.58%	(0.57%)
Futures Contracts [Member] | Contracts Sold [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts	$ 1,102,103	$ 3,209,269
% of Partners' Capital	0.85%	1.81%
Futures Contracts [Member] | Contracts Sold [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts	801	2,246
Net unrealized appreciation (depreciation) on open contracts	$ 819,765	$ 3,783,926
% of Partners' Capital	0.63%	2.13%
Futures Contracts [Member] | Contracts Sold [Member] | Equity [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts	147	606
Net unrealized appreciation (depreciation) on open contracts	$ (90,461)	$ (729,667)
% of Partners' Capital	(0.06%)	(0.41%)
Futures Contracts [Member] | Contracts Sold [Member] | Currencies [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts	15	70
Net unrealized appreciation (depreciation) on open contracts	$ 3,626	$ 2,440
% of Partners' Capital	0.00%	0.00%
Futures Contracts [Member] | Contracts Sold [Member] | Interest Rates [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts	3,074	3,147
Net unrealized appreciation (depreciation) on open contracts	$ 369,173	$ 152,570
% of Partners' Capital	0.28%	0.09%
Forward Contracts [Member]
Schedule of Investments [Line Items]
Total unrealized appreciation on open forward contracts	$ 3,216,237	$ 2,489,669
Percentage of Partners' Capital	(2.36%)	(0.77%)
Unrealized Depreciation on Open Forward Contracts	$ (3,073,833)	$ (1,367,071)
Percentage of Partners' Capital	2.47%	1.40%
Net unrealized appreciation (depreciation) on open contracts	$ 142,404	$ 1,122,598
% of Partners' Capital	0.11%	0.63%
Forward Contracts [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Total unrealized appreciation on open forward contracts	$ 329,971	$ 550,848
Percentage of Partners' Capital	(0.62%)	(0.39%)
Unrealized Depreciation on Open Forward Contracts	$ (808,016)	$ (692,612)
Percentage of Partners' Capital	0.25%	0.31%
Forward Contracts [Member] | Commodity [Member] | Net Unrealized Appreciation On Open Forward Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts	175	201
Forward Contracts [Member] | Commodity [Member] | Net Unrealized Depreciation On Open Forward Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts	249	489
Forward Contracts [Member] | Currencies [Member]
Schedule of Investments [Line Items]
Total unrealized appreciation on open forward contracts	$ 2,886,266	$ 1,938,821
Percentage of Partners' Capital	(1.74%)	(0.38%)
Notional Amount	$ 168,289,643	$ 186,734,125
Unrealized Depreciation on Open Forward Contracts	(2,265,817)	(674,459)
Notional Amount	$ 112,192,404	$ 99,908,761
Percentage of Partners' Capital	2.22%	1.09%